ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 - FINANCIAL INFORMATION OF PARENT COMPANY CONDENSED BALANCE SHEETS (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 127,634	$ 228,040
Prepaid expenses and other current assets	29,140	38,997
Total current assets	166,365	316,050
Total assets	2,985,444	3,236,701
Current liabilities:
Accrued expenses and other current liabilities	$ 118,117	$ 135,514
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Payables to affiliated companies	$ 30,131	$ 18,799
Total current liabilities	180,756	156,777
Total liabilities	2,338,925	2,507,718
Shareholders' equity:
Additional paid-in capital	2,477,359	2,477,359
Accumulated other comprehensive income (losses)	8,701	(12,656)
Accumulated losses	(1,895,409)	(1,798,683)
Total shareholders' equity	590,735	666,104
Class A Ordinary Shares [Member]
Shareholders' equity:
Ordinary shares	77	77
Class B Ordinary Shares [Member]
Shareholders' equity:
Ordinary shares	7	7
Parent Company [Member]
Current assets:
Cash and cash equivalents	28	28
Receivables from a subsidiary	8,536	6,330
Prepaid expenses and other current assets	23	3
Total current assets	8,587	6,361
Investments in subsidiaries	592,643	668,012
Total assets	601,230	674,373
Current liabilities:
Accrued expenses and other current liabilities	$ 304	$ 1,503
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Payables to affiliated companies	$ 338	$ 346
Payables to subsidiaries	9,853	6,420
Total current liabilities	10,495	8,269
Total liabilities	10,495	8,269
Shareholders' equity:
Additional paid-in capital	2,477,359	2,477,359
Accumulated other comprehensive income (losses)	8,701	(12,656)
Accumulated losses	(1,895,409)	(1,798,683)
Total shareholders' equity	590,735	666,104
Total liabilities and shareholders' equity	601,230	674,373
Parent Company [Member] | Class A Ordinary Shares [Member]
Shareholders' equity:
Ordinary shares	77	77
Parent Company [Member] | Class B Ordinary Shares [Member]
Shareholders' equity:
Ordinary shares	$ 7	$ 7